Nationwide Life Insurance Company: • Nationwide Variable Account- II • Nationwide Variable Account- 7 • Nationwide Variable Account- 9

Prospectus supplement dated May 1, 2009 to
Prospectus dated May 1, 2009

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective May 1, 2009, the investment option changed names as indicated below.

OLD NAME	NEW NAME
Federated Insurance Series- Federated American Leaders Fund II: Service Shares	Federated Insurance Series- Federated Clover Value Fund II: Service Shares

The Best of America® All American AnnuitySM
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account – 7
The date of this prospectus is May 1, 2009

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2009), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 46.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Best of America products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The Sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available Sub-accounts, please refer to the Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund. Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

All American Annuity Registration Statement (issued before 5/1/00)

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
Federated Insurance Series
Fidelity Variable Insurance Products Fund
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
Putnam Variable Trust
Van Kampen Life Investment Trust

All American Annuity Registration Statement (issued between 5/1/00 and 2/14/02)

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
Dreyfus
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Janus Aspen Series
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds

Putnam Variable Trust
The Universal Institutional Funds, Inc.
Van Kampen Life Investment Trust

All American Annuity Registration Statement (Issued on or after 2/15/02)

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
BlackRock Variable Series Funds, Inc.
Dreyfus
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Franklin Templeton Variable Insurance Products Trust
Ivy Funds Variable Insurance Portfolios, Inc.
Janus Aspen Series
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust
Putnam Variable Trust
The Universal Institutional Funds, Inc.
Van Kampen Life Investment Trust
Wells Fargo Advantage Funds® Variable Trust

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation date and represents the sum of all the contract owners’ interests in the variable Sub-accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net asset value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable Account- Nationwide Variable Account – 7, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	9
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges & Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	11
Financial Statements	11
Nationwide Life Insurance Company	11
Nationwide Investment Services Corporation.	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds Payments
Profitability
Contract Modification
Standard Charges and Deductions	16
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	18
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	26
Contract Ownership	26
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	27
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfer Requests
Transfer Restrictions
Transfers After Annuitization
Right to Revoke	31
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Table of Contents (continued)	Page
Loan Privilege	33
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	34
Contract Owner Services	34
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	36
Annuitizing the Contract	36
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	39
Upon Death
Death Benefit Payment
Statements and Reports	42
Legal Proceedings	42
Table of Contents of Statement of Additional Information	46
Appendix A: Underlying Mutual Funds	47
Appendix B: Condensed Financial Information	79
Appendix C: Contract Types and Tax Information	113
Appendix D: State Variations	122

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract and “Appendix D: State Variations” for state specific information.
Maximum Loan Processing Fee								$252
Maximum Premium Tax Charge (as a percentage of purchase payments)								5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)								1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options13 (no longer available effective May 1, 2003) (an applicant could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
0.45%14 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%15 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%16 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.10%	2.30%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax

Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Effective May 1, 2003, these options are no longer available.

14 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

15 This option may be elected at any time.

16 The Capital Preservation Plus Option may be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.30%)	1,220	2,276	3,302	5,908	*	1,851	3,047	5,908	625	1,851	3,047	5,908
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	989	1,619	2,266	4,131	*	1,194	2,011	4,131	394	1,194	2,011	4,131

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment-only Contracts (Qualified Plans) ;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs, and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only (Qualified Plans)	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-account that occur within 60 days after the date of allocation to the Sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application.  The CDSC options each have different characteristics and costs.  The charge associated with each option is charged as a percentage of the Daily Net Assets of the variable account.  They are as follows:

Option	Contract Type	Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the variable account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the variable account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the variable account.  Nationwide will discontinue deducting this charge 7 years from the date the contract was issued.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Capital Preservation Plus Option

The Capital Preservation Plus Option may be elected at application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of Accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of accumulation unit values.  All classes of Accumulation unit values may be obtained free of charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.

It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account–7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds.  Nationwide established the variable account on July 22, 1994, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-7.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed.  When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

*The GTO charge associated with this option will not be assessed after the end of the 7th contract year.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by the assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

Optional Benefit	Fixed Account Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%

*The fixed account charge associated with this option will not be assessed after the end of the 7th contract year.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  Please refer to “Appendix D: State Variations”.

In order to comply with the USA Patroit Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2008, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the variable account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first).

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract and “Appendix D: State Variations” for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least 2 years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state. Please refer to “Appendix D: State Variations”.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the variable account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account, the contract owner may choose the Five Year CDSC Option.  Nationwide may realize a profit from the charge assessed for this option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.  Nationwide may realize a profit from the charge assessed for this option.

This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the contract owner has been the owner of the contract for 10 years; and

2)	the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charges assessed for these options.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Please refer to “Appendix D: State Variations”.  Nationwide may realize a profit from charges assessed for any optional death benefit elected.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit

Until state approval is received for the Greater of One-Year  or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the variable account, depending on which option was chosen.  GMIB options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A GMIB may afford protection against unfavorable investment performance.

Nationwide may realize a profit from the charge assessed for these options.

Extra Value Option

Applicants should be aware of the following prior to electing an extra value option:

(1)	Nationwide may make a profit from the extra value option charge.

(2)
Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application.  Nationwide may reduce this charge.  Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s general account.  The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the variable account for the first 7 years of the contract.  If the

Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the Daily Net Assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a)	a 1.40% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b)	a 0.95% variable account charge for the first 7 years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%).  The figures are based upon:

a)	a $100,000 initial purchase payment with no additional purchase payments;

b)	the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the Daily Net Assets of the variable account; and

c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return
Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a)	the contract owner elects to surrender the contract pursuant to the contractual free look provisions; or

b)	withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3, 4 and 5	2%
6 and 7	1%
After Year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the 7th contract year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all of part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this “Capital Preservation Plus Option” provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The fixed account and the following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

Underlying Mutual Funds Available for contracts issued on or after February 15, 2002

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series II Shares
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
•	NVIT Nationwide Fund: Class II
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund® /VA: Non-Service Shares
•	Oppenheimer Strategic Bond Fund/VA Service Shares
Van Kampen Life Investment Trust
•	Capital Growth Portfolio: Class II Shares
•	Comstock Portfolio: Class II Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006

Fidelity Variable Insurance Products Fund
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio:
Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Growth Strategies Portfolio: Service Class 2

Underlying Mutual Funds Available for contracts issued between May 1, 2000 and February 14, 2002

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series II Shares
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Asset Manager: Growth Portfolio: Service Class 2
•	VIP Asset Manager Portfolio: Service Class 2
•	VIP Balanced Portfolio: Service Class 2
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Growth Opportunities Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Money Market Portfolio: Initial Class
•	VIP Value Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA Service Shares
Van Kampen Life Investment Trust
•	Capital Growth Portfolio: Class II Shares
•	Comstock Portfolio: Class II Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio:
Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Fidelity Variable Insurance Products Fund III
•	VIP Growth Strategies Portfolio: Service Class 2
Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

Underlying Mutual Funds Available for contracts issued before May 1, 2000

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series II Shares
Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Growth Portfolio: Service Class
•	VIP Asset Manager Portfolio: Service Class
•	VIP Balanced Portfolio: Service Class
•	VIP Dynamic Capital Appreciation Portfolio:
Service Class
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth & Income Portfolio: Service Class
•	VIP Growth Opportunities Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Growth Strategies Portfolio: Service Class
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class
•	VIP Mid Cap Portfolio: Service Class
•	VIP Money Market Portfolio: Initial Class
•	VIP Value Portfolio: Service Class
•	VIP Value Strategies Portfolio: Service Class 2
MFS® Variable Insurance Trust
•	MFS Mid Cap Growth Series: Service Class
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA Service Shares

Van Kampen Life Investment Trust
•	Capital Growth Portfolio: Class II Shares
•	Comstock Portfolio: Class II Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among Sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.

During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the NVIT – Nationwide NVIT Money Market Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.  Please refer to “Appendix D: State Variations”.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account;

2)	amounts allocated to the fixed account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular  sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)	adding any interest earned on the amounts allocated; and

3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days after the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-accounts to the money market Sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the Contract value among the Sub-accounts based on the instructions contained on the application.  Where state law requires the return of Contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract.

For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the 7th contract year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a tax penalty.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  If assessed, this fee will not exceed $25 per loan processed.  The loan processing fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, to the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares (only available in contracts for which good order applications were received before May 1, 2008)

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish an Enhanced Rate Dollar Cost Averaging program. Dollar Cost Averaging transfers for this program may only be made from the fixed account.  Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3)	a percentage of the contract value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A: Underlying Mutual Funds.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  The number of annuity units comprising each variable annuity payment, on a Sub-account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for Sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

1)	the application of additional purchase payments;

2)	surrenders; or

3)	transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;
•	Joint and Last Survivor Annuity; and
•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦ The GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

1)
Life Annuity. An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	And …	and …	then the …
Contract Owner	The contract owner is not the annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving contract owner.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the estate of the contract owner.
Annuitant	The annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the annuitant and no death benefit is paid.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the “Required Distributions” provisions in Appendix C: Contract Types and Tax Information.

If death occurs after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states; please refer to “Appendix D: State Variations”).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Spousal Protection Feature

The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Feature to cover a subsequent spouse.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

1)	the third contract anniversary has passed; and

2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server.  To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8666
Securities Act of 1933 Registration File No. 033-89560

Appendix A: Underlying Mutual Funds

The following funds are available for Contracts issued prior to May 1, 2000

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Income and capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class (formerly, VIP Aggressive
Growth Portfolio: Service Class)
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The following funds are available for Contracts issued between May 1, 2000 and February 14, 2002

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Income and capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 (formerly, VIP Aggressive
Growth Portfolio: Service Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The following funds are available for Contracts issued on or after February 15, 2002

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management
U.K. Limited
Investment Objective:	Seeks high total investment return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 (formerly, VIP Aggressive
Growth Portfolio: Service Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth. The Fund invests at least 80% of the value of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that the subadviser believes are, or have the potential to be, Worldwide Leaders.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable
Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying
Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other
NVIT Investor Destinations Funds. The Capital Appreciation Fund is a
“fund-of-funds” that invests its assets primarily in underlying portfolios of
Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management,
Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 3.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-800-848-6331, TDD 1-800-238-3035
writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

checking
on-line at:                                           www.nationwide.com

The following funds were added to the variable account effective May 1, 2009, therefore; no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class II
•	Gartmore NVIT Worldwide Leaders Fund-Class VI
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	Oppenheimer NVIT Large Cap Growth Fund-Class II
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund
No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	13.419667	6.392984	-52.36%	151,453	2008
	13.366777	13.419667	0.40%	194,806	2007
	11.948365	13.366777	11.87%	246,205	2006
	11.441597	11.948365	4.43%	296,619	2005
	10.421736	11.441597	9.79%	335,515	2004
	7.893653	10.421736	32.03%	298,260	2003
	10.000000	7.893653	-21.06%	212,275	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.929034	7.347335	-43.17%	22,171	2008
	11.682963	12.929034	10.67%	29,968	2007
	11.120996	11.682963	5.05%	32,828	2006
	10.340342	11.120996	7.55%	37,383	2005
	9.817774	10.340342	5.32%	33,757	2004
	7.672753	9.817774	27.96%	32,179	2003
	10.000000	7.672753	-23.27%	14,463	2002*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	15.116822	7.916466	-47.63%	9,084	2008
	13.806271	15.116822	9.49%	9,291	2007
	11.989304	13.806271	15.15%	8,619	2006
	11.077520	11.989304	8.23%	4,628	2005
	10.000000	11.077520	10.78%	2,838	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.570885	7.985772	-30.98%	24,344	2008
	10.829258	11.570885	6.85%	32,562	2007
	10.000000	10.829258	8.29%	39,136	2006*

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	22.302281	13.133381	-41.11%	10,143	2008
	19.674838	22.302281	13.35%	14,195	2007
	15.532428	19.674838	26.67%	31,715	2006
	13.322530	15.532428	16.59%	39,656	2005
	10.872930	13.322530	22.53%	50,095	2004
	8.536008	10.872930	27.38%	50,613	2003
	10.000000	8.536008	-14.64%	42,473	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	14.502070	8.518751	-41.26%	72,703	2008
	13.963274	14.502070	3.86%	99,420	2007
	12.050226	13.963274	15.88%	111,801	2006
	11.630926	12.050226	3.61%	143,983	2005
	10.557705	11.630926	10.17%	159,552	2004
	8.063673	10.557705	30.93%	141,853	2003
	10.000000	8.063673	-19.36%	53,878	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	26.876347	12.436431	-53.73%	37,979	2008
	25.700831	26.876347	4.57%	52,545	2007
	19.202846	25.700831	33.84%	76,926	2006
	16.637896	19.202846	15.42%	101,552	2005
	13.449768	16.637896	23.70%	121,066	2004
	9.432937	13.449768	42.58%	127,258	2003
	10.000000	9.432937	-5.67%	59,648	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.294106	7.328126	-40.39%	49,685	2008
	10.925274	12.294106	12.53%	53,884	2007
	11.100924	10.925274	-1.58%	62,972	2006
	9.758629	11.100924	13.75%	80,998	2005
	9.093369	9.758629	7.32%	80,291	2004
	7.441659	9.093369	22.20%	87,983	2003
	10.000000	7.441659	-25.58%	33,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	17.944104	11.419896	-36.36%	91,218	2008
	17.844547	17.944104	0.56%	106,150	2007
	15.774935	17.844547	13.12%	151,266	2006
	14.935414	15.774935	5.62%	183,543	2005
	12.663214	14.935414	17.94%	188,363	2004
	9.074030	12.663214	39.55%	170,489	2003
	10.000000	9.074030	-9.26%	103,116	2002*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	16.316126	10.129613	-37.92%	70,027	2008
	15.690301	16.316126	3.99%	84,051	2007
	13.749606	15.690301	14.11%	88,385	2006
	13.291809	13.749606	3.44%	97,892	2005
	12.160415	13.291809	9.30%	88,725	2004
	10.000000	12.160415	21.60%	40,450	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.830346	7.738343	-34.59%	40,139	2008
	13.251350	11.830346	-10.72%	46,158	2007
	11.484873	13.251350	15.38%	47,814	2006
	11.066195	11.484873	3.78%	46,916	2005
	10.202945	11.066195	8.46%	45,863	2004
	8.090513	10.202945	26.11%	38,083	2003
	10.000000	8.090513	-19.09%	6,748	2002*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	13.336768	9.290933	-30.34%	35,678	2008
	12.281281	13.336768	8.59%	46,245	2007
	10.708715	12.281281	14.68%	49,882	2006
	10.630920	10.708715	0.73%	54,315	2005
	10.020448	10.630920	6.09%	58,888	2004
	8.166548	10.020448	22.70%	50,006	2003
	10.000000	8.166548	-18.33%	2,426	2002*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	14.867763	10.883576	-26.80%	114,570	2008
	14.547732	14.867763	2.20%	140,536	2007
	13.283201	14.547732	9.52%	134,925	2006
	13.112408	13.283201	1.30%	149,138	2005
	12.017175	13.112408	9.11%	170,112	2004
	9.961494	12.017175	20.64%	167,604	2003
	10.000000	9.961494	-0.39%	70,881	2002*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	12.162159	11.136757	-8.43%	135,334	2008
	11.679120	12.162159	4.14%	167,850	2007
	11.346099	11.679120	2.94%	195,547	2006
	11.342662	11.346099	0.03%	224,470	2005
	11.083492	11.342662	2.34%	237,601	2004
	10.714121	11.083492	3.45%	227,751	2003
	10.000000	10.714121	7.14%	66,940	2002*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	12.649260	6.405486	-49.36%	5,391	2008
	10.867980	12.649260	16.39%	5,103	2007
	10.119554	10.867980	7.40%	4,214	2006
	9.461442	10.119554	6.96%	9,863	2005
	8.665897	9.461442	9.18%	8,964	2004
	6.705285	8.665897	29.24%	16,072	2003
	9.189889	6.705285	-27.04%	19,446	2002

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	12.412207	6.281889	-49.39%	46,268	2008
	10.681977	12.412207	16.20%	38,522	2007
	9.958447	10.681977	7.27%	40,665	2006
	9.331368	9.958447	6.72%	50,876	2005
	8.567408	9.331368	8.92%	60,641	2004
	6.638994	8.567408	29.05%	56,386	2003
	9.134111	6.638994	-27.32%	41,461	2002

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	15.120808	10.660610	-29.50%	87,248	2008
	13.234098	15.120808	14.26%	110,970	2007
	12.459223	13.234098	6.22%	151,347	2006
	12.102993	12.459223	2.94%	263,749	2005
	11.597568	12.102993	4.36%	332,580	2004
	9.930554	11.597568	16.79%	357,763	2003
	10.999576	9.930554	-9.72%	383,580	2002
	11.597944	10.999576	-5.16%	449,491	2001
	12.204056	11.597944	-4.97%	476,404	2000
	11.098876	12.204056	9.96%	421,418	1999

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.227478	8.610314	-29.58%	55,215	2008
	10.718860	12.227478	14.07%	65,693	2007
	10.100610	10.718860	6.12%	62,485	2006
	9.825739	10.100610	2.80%	70,708	2005
	9.431645	9.825739	4.18%	89,530	2004
	8.092651	9.431645	16.55%	97,002	2003
	8.981185	8.092651	-9.89%	97,225	2002
	9.483513	8.981185	-5.30%	104,929	2001
	10.000000	9.483513	-5.16%	49,274	2000*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	13.982048	8.880327	-36.49%	69,006	2008
	11.875443	13.982048	17.74%	86,538	2007
	11.220533	11.875443	5.84%	115,854	2006
	10.914085	11.220533	2.81%	160,692	2005
	10.409481	10.914085	4.85%	194,948	2004
	8.533857	10.409481	21.98%	219,814	2003
	10.200998	8.533857	-16.34%	236,969	2002
	11.135469	10.200998	-8.39%	124,889	2001
	12.862419	11.135469	-13.43%	329,372	2000
	11.278688	12.862419	14.04%	227,213	1999

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	10.802711	6.854201	-36.55%	37,592	2008
	9.196192	10.802711	17.47%	61,574	2007
	8.699189	9.196192	5.71%	48,474	2006
	8.480063	8.699189	2.58%	50,366	2005
	8.105040	8.480063	4.63%	56,099	2004
	6.651197	8.105040	21.86%	70,196	2003
	7.977579	6.651197	-16.63%	100,130	2002
	8.717055	7.977579	-8.48%	118,590	2001
	10.000000	8.717055	-12.83%	93,322	2000*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	14.823977	9.687491	-34.65%	228,580	2008
	13.743893	14.823977	7.86%	333,104	2007
	12.428712	13.743893	10.58%	390,536	2006
	11.881112	12.428712	4.61%	593,900	2005
	11.378129	11.881112	4.42%	727,478	2004
	9.774081	11.378129	16.41%	801,137	2003
	10.814571	9.774081	-9.62%	865,147	2002
	11.110424	10.814571	-2.66%	1,011,363	2001
	11.730743	11.110424	-5.29%	1,066,957	2000
	11.340963	11.730743	3.44%	1,089,824	1999

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	12.684095	8.273288	-34.77%	87,863	2008
	11.779311	12.684095	7.68%	135,397	2007
	10.665568	11.779311	10.44%	139,832	2006
	10.203676	10.665568	4.53%	141,068	2005
	9.797323	10.203676	4.15%	178,378	2004
	8.424432	9.797323	16.30%	207,810	2003
	9.339561	8.424432	-9.80%	191,788	2002
	9.609431	9.339561	-2.81%	191,331	2001
	10.000000	9.609431	-3.91%	88,470	2000*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	23.994623	13.638583	-43.16%	512,239	2008
	20.616452	23.994623	16.39%	660,177	2007
	18.651966	20.616452	10.53%	934,497	2006
	16.115293	18.651966	15.74%	1,292,805	2005
	14.106032	16.115293	14.24%	1,452,373	2004
	11.095380	14.106032	27.13%	1,552,589	2003
	12.367450	11.095380	-10.29%	1,683,310	2002
	14.248052	12.367450	-13.20%	1,921,813	2001
	15.419403	14.248052	-7.60%	2,102,464	2000
	12.539357	15.419403	22.97%	1,621,378	1999

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	15.412662	8.748834	-43.24%	649,774	2008
	13.265901	15.412662	16.18%	834,813	2007
	12.018823	13.265901	10.38%	831,441	2006
	10.402126	12.018823	15.54%	856,857	2005
	9.119450	10.402126	14.07%	867,490	2004
	7.181855	9.119450	26.98%	846,994	2003
	8.021141	7.181855	-10.46%	656,770	2002
	9.252181	8.021141	-13.31%	631,501	2001
	10.000000	9.252181	-7.48%	337,266	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	10.110334	5.889554	-41.75%	32,262	2008
	9.546663	10.110334	5.90%	36,572	2007
	8.454825	9.546663	12.91%	47,617	2006
	7.055437	8.454825	19.83%	46,647	2005
	7.033439	7.055437	0.31%	54,042	2004
	5.672624	7.033439	23.99%	77,705	2003
	6.173069	5.672624	-8.11%	86,384	2002
	8.729886	6.173069	-29.29%	93,306	2001
	10.000000	8.729886	-12.70%	39,432	2000*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	9.994478	5.806254	-41.91%	71,380	2008
	9.454587	9.994478	5.71%	88,537	2007
	8.386446	9.454587	12.74%	79,659	2006
	7.016003	8.386446	19.53%	89,303	2005
	6.993633	7.016003	0.32%	99,179	2004
	5.652536	6.993633	23.73%	101,166	2003
	6.173063	5.652536	-8.43%	104,738	2002
	8.729884	6.173063	-29.29%	102,698	2001
	10.000000	8.729884	-12.70%	9,002	2000*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	16.720156	9.488733	-43.25%	492,383	2008
	16.645426	16.720156	0.45%	623,959	2007
	13.994543	16.645426	18.94%	838,535	2006
	13.359203	13.994543	4.76%	1,165,130	2005
	12.109002	13.359203	10.32%	1,354,269	2004
	9.388005	12.109002	28.98%	1,429,082	2003
	11.419115	9.388005	-17.79%	1,504,505	2002
	12.147445	11.419115	-6.00%	1,801,287	2001
	11.322947	12.147445	7.28%	1,853,302	2000
	10.758604	11.322947	5.25%	1,764,738	1999

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	14.810452	8.389172	-43.36%	569,204	2008
	14.765380	14.810452	0.31%	656,471	2007
	12.429524	14.765380	18.79%	734,327	2006
	11.886287	12.429524	4.57%	786,437	2005
	10.788373	11.886287	10.18%	871,665	2004
	8.376451	10.788373	28.79%	850,853	2003
	10.207668	8.376451	-17.94%	712,785	2002
	10.874421	10.207668	-6.13%	581,991	2001
	10.000000	10.874421	8.74%	183,999	2000*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	16.135980	9.305806	-42.33%	351,644	2008
	14.545949	16.135980	10.93%	436,009	2007
	12.994400	14.545949	11.94%	590,158	2006
	12.200303	12.994400	6.51%	901,347	2005
	11.647192	12.200303	4.75%	1,122,362	2004
	9.513687	11.647192	22.43%	1,281,552	2003
	11.529603	9.513687	-17.48%	1,491,640	2002
	12.771052	11.529603	-9.72%	1,800,094	2001
	13.387303	12.771052	-4.60%	2,032,468	2000
	12.392371	13.387303	8.03%	1,715,998	1999

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.282570	7.068523	-42.45%	186,480	2008
	11.086398	12.282570	10.79%	268,753	2007
	9.917472	11.086398	11.79%	252,838	2006
	9.322472	9.917472	6.38%	302,865	2005
	8.919227	9.322472	4.52%	359,222	2004
	7.294561	8.919227	22.27%	422,575	2003
	8.856439	7.294561	-17.64%	362,580	2002
	9.827003	8.856439	-9.88%	395,692	2001
	10.000000	9.827003	-1.73%	192,591	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	12.363241	5.503102	-55.49%	551,029	2008
	10.144787	12.363241	21.87%	703,595	2007
	9.726205	10.144787	4.30%	981,152	2006
	9.019901	9.726205	7.83%	1,486,300	2005
	8.505927	9.019901	6.04%	1,863,950	2004
	6.622963	8.505927	28.43%	2,197,930	2003
	8.563313	6.622963	-22.66%	2,497,444	2002
	10.104959	8.563313	-15.26%	3,222,422	2001
	12.317183	10.104959	-17.96%	3,980,107	2000
	11.936099	12.317183	3.19%	3,968,982	1999

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	10.288693	4.571902	-55.56%	107,928	2008
	8.451892	10.288693	21.73%	147,046	2007
	8.117244	8.451892	4.12%	144,480	2006
	7.540598	8.117244	7.65%	163,854	2005
	7.122160	7.540598	5.88%	227,287	2004
	5.556547	7.122160	28.18%	263,411	2003
	7.192853	5.556547	-22.75%	305,166	2002
	8.507865	7.192853	-15.46%	349,911	2001
	10.000000	8.507865	-14.92%	281,271	2000*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	16.747197	8.752739	-47.74%	515,417	2008
	13.327515	16.747197	25.66%	648,958	2007
	12.606342	13.327515	5.72%	900,240	2006
	12.043664	12.606342	4.67%	1,392,430	2005
	11.774891	12.043664	2.28%	1,722,252	2004
	8.952843	11.774891	31.52%	1,985,368	2003
	12.949436	8.952843	-30.86%	2,256,555	2002
	15.891422	12.949436	-18.51%	2,890,947	2001
	18.039523	15.891422	-11.91%	3,221,910	2000
	13.265992	18.039523	35.98%	2,302,553	1999

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	8.837119	4.612133	-47.81%	591,839	2008
	7.044335	8.837119	25.45%	834,003	2007
	6.673130	7.044335	5.56%	843,820	2006
	6.385591	6.673130	4.50%	1,045,695	2005
	6.251628	6.385591	2.14%	1,266,240	2004
	4.761956	6.251628	31.28%	1,425,145	2003
	6.897293	4.761956	-30.96%	1,437,002	2002
	8.478714	6.897293	-18.65%	1,448,978	2001
	10.000000	8.478714	-15.21%	805,756	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	10.504908	7.797205	-25.78%	298,047	2008
	10.331749	10.504908	1.68%	400,424	2007
	9.381882	10.331749	10.12%	549,557	2006
	9.238518	9.381882	1.55%	930,518	2005
	8.520424	9.238518	8.43%	1,237,967	2004
	6.774892	8.520424	25.76%	1,465,973	2003
	6.601032	6.774892	2.63%	1,536,275	2002
	7.564599	6.601032	-12.74%	1,901,773	2001
	9.868246	7.564599	-23.34%	2,111,782	2000
	9.218542	9.868246	7.05%	2,215,561	1999

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.057436	8.198818	-25.85%	199,810	2008
	10.887295	11.057436	1.56%	225,645	2007
	9.899993	10.887295	9.97%	305,679	2006
	9.768796	9.899993	1.34%	324,629	2005
	9.016435	9.768796	8.34%	349,998	2004
	7.181521	9.016435	25.55%	345,680	2003
	7.018847	7.181521	2.32%	260,620	2002
	8.046605	7.018847	-12.77%	243,817	2001
	10.000000	8.046605	-19.53%	104,095	2000*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.832015	7.286115	-25.89%	39,234	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.832015	7.286115	-25.89%	39,234	2008
	10.000000	9.832015	-1.68%	48,421	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	15.198970	9.484550	-37.60%	750,481	2008
	14.553901	15.198970	4.43%	922,127	2007
	12.696132	14.553901	14.63%	1,129,824	2006
	12.227709	12.696132	3.83%	1,548,199	2005
	11.160330	12.227709	9.56%	1,861,314	2004
	8.774550	11.160330	27.19%	2,024,666	2003
	11.393756	8.774550	-22.99%	2,290,203	2002
	13.087430	11.393756	-12.94%	3,565,690	2001
	14.567662	13.087430	-10.16%	3,792,958	2000
	12.204206	14.567662	19.37%	3,136,858	1999

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	15.800825	15.142153	-4.17%	362,007	2008
	15.288575	15.800825	3.35%	435,210	2007
	14.791523	15.288575	3.36%	533,999	2006
	14.612721	14.791523	1.22%	873,622	2005
	14.123617	14.612721	3.46%	1,040,242	2004
	13.553721	14.123617	4.20%	1,235,795	2003
	12.401055	13.553721	9.29%	1,500,734	2002
	11.543603	12.401055	7.43%	1,516,238	2001
	10.478118	11.543603	10.17%	1,198,221	2000
	10.690813	10.478118	-1.99%	1,080,565	1999

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	41.907166	25.109155	-40.08%	147,761	2008
	36.637278	41.907166	14.38%	192,235	2007
	32.851594	36.637278	11.52%	258,138	2006
	28.058024	32.851594	17.08%	371,218	2005
	22.702985	28.058024	23.59%	404,129	2004
	16.546164	22.702985	37.21%	406,719	2003
	18.539590	16.546164	-10.75%	440,069	2002
	19.369905	18.539590	-4.29%	523,019	2001
	14.643713	19.369905	32.27%	559,878	2000
	10.000000	14.643713	46.44%	109,979	1999*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	23.933598	14.316820	-40.18%	447,847	2008
	20.950870	23.933598	14.24%	572,625	2007
	18.817342	20.950870	11.34%	586,921	2006
	16.097219	18.817342	16.90%	654,793	2005
	13.037094	16.097219	23.47%	683,124	2004
	9.520360	13.037094	36.94%	648,693	2003
	10.682634	9.520360	-10.88%	529,772	2002
	11.178625	10.682634	-4.44%	471,930	2001
	10.000000	11.178625	11.79%	229,188	2000*

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	13.144676	13.414096	2.05%	261,731	2008
	12.617804	13.144676	4.18%	237,432	2007
	12.144529	12.617804	3.90%	309,593	2006
	11.898561	12.144529	2.07%	456,269	2005
	11.869460	11.898561	0.25%	501,943	2004
	11.864802	11.869460	0.04%	691,331	2003
	11.779111	11.864802	0.73%	1,038,673	2002
	11.418931	11.779111	3.15%	1,292,542	2001
	10.841227	11.418931	5.33%	667,253	2000
	10.407380	10.841227	4.17%	1,012,021	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	18.757073	10.429094	-44.40%	145,454	2008
	16.157718	18.757073	16.09%	226,876	2007
	13.830162	16.157718	16.83%	309,179	2006
	11.735924	13.830162	17.84%	401,941	2005
	10.440294	11.735924	12.41%	495,754	2004
	7.360327	10.440294	41.85%	670,769	2003
	9.328759	7.360327	-21.10%	723,911	2002
	11.963781	9.328759	-22.02%	864,679	2001
	14.938906	11.963781	-19.92%	996,007	2000
	10.586638	14.938906	41.11%	656,721	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	13.077072	7.258691	-44.49%	149,828	2008
	11.279661	13.077072	15.93%	207,045	2007
	9.669103	11.279661	16.66%	199,202	2006
	8.218017	9.669103	17.66%	227,844	2005
	7.321997	8.218017	12.24%	245,677	2004
	5.168011	7.321997	41.68%	341,042	2003
	6.559449	5.168011	-21.21%	300,831	2002
	8.400493	6.559449	-21.92%	291,800	2001
	10.000000	8.400493	-16.00%	171,876	2000*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	17.604506	9.774227	-44.48%	99,816	2008
	15.183864	17.604506	15.94%	132,166	2007
	13.011372	15.183864	16.70%	108,433	2006
	11.062514	13.011372	17.62%	121,104	2005
	10.000000	11.062514	10.63%	92,336	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	17.707294	9.843130	-44.41%	32,372	2008
	15.251016	17.707294	16.11%	42,949	2007
	13.053761	15.251016	16.83%	42,428	2006
	11.081467	13.053761	17.80%	52,818	2005
	10.000000	11.081467	10.81%	54,398	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	13.799636	7.308412	-47.04%	18,663	2008
	13.660429	13.799636	1.02%	22,690	2007
	12.038700	13.660429	13.47%	24,676	2006
	11.456949	12.038700	5.08%	40,674	2005
	10.413792	11.456949	10.02%	41,130	2004
	7.841551	10.413792	32.80%	29,650	2003
	9.398824	7.841551	-16.57%	35,813	2002

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	13.663746	7.226735	-47.11%	13,091	2008
	13.543522	13.663746	0.89%	16,161	2007
	11.951119	13.543522	13.32%	16,771	2006
	11.400022	11.951119	4.83%	17,572	2005
	10.375517	11.400022	9.87%	20,138	2004
	7.831908	10.375517	32.48%	21,687	2003
	9.398827	7.831908	-16.67%	27,871	2002
	10.000000	7.935800	-20.64%	836	2002*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	16.067871	7.752848	-51.75%	62,536	2008
	15.385653	16.067871	4.43%	75,039	2007
	13.389417	15.385653	14.91%	85,234	2006
	13.197226	13.389417	1.46%	99,801	2005
	11.704033	13.197226	12.76%	116,745	2004
	7.508854	11.704033	55.87%	102,971	2003
	10.000000	7.508854	-24.91%	17,344	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.613814	-33.86%	1,288	2008*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	18.021482	11.380939	-36.85%	1,822	2008
	17.143934	18.021482	5.12%	3,266	2007
	15.625226	17.143934	9.72%	6,945	2006
	14.222666	15.625226	9.86%	6,531	2005
	12.224157	14.222666	16.35%	6,322	2004
	10.000000	12.224157	22.24%	154	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	11.879496	7.415265	-37.58%	44,524	2008
	10.803041	11.879496	9.96%	62,681	2007
	10.163946	10.803041	6.29%	68,194	2006
	9.845041	10.163946	3.24%	76,776	2005
	9.120027	9.845041	7.95%	85,737	2004
	7.509879	9.120027	21.44%	82,145	2003
	10.000000	7.509879	-24.90%	30,610	2002*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	10.925111	5.238093	-52.05%	95,583	2008
	10.072625	10.925111	8.46%	111,473	2007
	9.940634	10.072625	1.33%	117,990	2006
	9.756927	9.940634	1.88%	125,959	2005
	8.612155	9.756927	13.29%	135,232	2004
	6.364703	8.612155	35.31%	130,466	2003
	10.000000	6.364703	-36.35%	34,169	2002*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.861661	7.105735	-40.09%	39,102	2008
	11.712413	11.861661	1.27%	46,480	2007
	10.470560	11.712413	11.86%	54,998	2006
	10.064359	10.470560	4.04%	57,792	2005
	9.566855	10.064359	5.20%	71,616	2004
	7.238617	9.566855	32.16%	91,700	2003
	10.000000	7.238617	-27.61%	23,889	2002*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	16.174050	10.774808	-33.38%	73,672	2008
	15.177499	16.174050	6.57%	92,168	2007
	12.715305	15.177499	19.36%	110,967	2006
	12.057193	12.715305	5.46%	85,653	2005
	10.601177	12.057193	13.73%	77,948	2004
	8.582392	10.601177	23.52%	79,939	2003
	10.000000	8.582392	-14.18%	28,869	2002*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	10.415128	5.576076	-46.46%	4,711	2008
	10.203977	10.415128	2.07%	429	2007
	10.000000	10.203977	2.04%	909	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	14.372410	8.620739	-40.02%	3,498	2008
	13.484384	14.372410	6.59%	3,703	2007
	11.972775	13.484384	12.63%	8,088	2006
	11.311637	11.972775	5.84%	7,841	2005
	10.000000	11.311637	13.12%	289	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	11.028289	7.670922	-30.44%	144,412	2008
	10.490389	11.028289	5.13%	112,627	2007
	10.000000	10.490389	4.90%	41,126	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.681685	9.535719	-10.73%	54,485	2008
	10.472392	10.681685	2.00%	45,697	2007
	10.000000	10.472392	4.72%	25,257	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	12.203617	7.417275	-39.22%	101,894	2008
	10.773700	12.203617	13.27%	96,410	2007
	10.000000	10.773700	7.74%	58,243	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	11.414370	6.307117	-44.74%	93,807	2008
	10.299018	11.414370	10.83%	93,099	2007
	10.000000	10.299018	2.99%	72,670	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.829384	6.030005	-38.65%	13,919	2008
	10.000000	9.829384	-1.71%	10,096	2007*

	10.000000	10.474309	4.74%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	40.007826	16.671334	-58.33%	13,512	2008
	27.820890	40.007826	43.80%	18,795	2007
	20.604451	27.820890	35.02%	23,620	2006
	15.719356	20.604451	31.08%	28,141	2005
	13.177112	15.719356	19.29%	31,835	2004
	8.079066	13.177112	63.10%	31,827	2003
	10.000000	8.079066	-19.21%	15,965	2002*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	30.131072	12.575486	-58.26%	71,135	2008
	20.915480	30.131072	44.06%	90,156	2007
	15.462873	20.915480	35.26%	79,804	2006
	11.782780	15.462873	31.23%	60,057	2005
	10.000000	11.782780	17.83%	4,916	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.472923	-45.27%	6,338	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.121475	-48.79%	1,867	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.137189	-38.63%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.372240	-36.28%	9	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.938247	-20.62%	2,767	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.214380	-27.86%	12,418	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	9.091244	-9.09%	6,987	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.573033	-24.27%	1,167	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.850462	-31.50%	9	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.319130	-16.81%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.860209	-1.40%	1,054	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.866034	-1.34%	324	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	12.488306	13.324525	6.70%	392,480	2008
	11.766442	12.488306	6.13%	381,826	2007
	11.494910	11.766442	2.36%	427,648	2006
	11.238101	11.494910	2.29%	518,897	2005
	10.987454	11.238101	2.28%	592,717	2004
	10.875303	10.987454	1.03%	690,746	2003
	10.000000	10.875303	8.75%	596,871	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	12.389492	11.532678	-6.92%	251,385	2008
	11.870213	12.389492	4.37%	351,850	2007
	11.287964	11.870213	5.16%	404,188	2006
	11.031157	11.287964	2.33%	435,872	2005
	10.641866	11.031157	3.66%	471,256	2004
	9.956698	10.641866	6.88%	550,631	2003
	10.000000	9.956698	-0.43%	137,387	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	13.333711	11.220142	-15.85%	347,086	2008
	12.717148	13.333711	4.85%	488,379	2007
	11.841418	12.717148	7.40%	568,477	2006
	11.441430	11.841418	3.50%	585,712	2005
	10.779465	11.441430	6.14%	632,524	2004
	9.571633	10.779465	12.62%	575,374	2003
	10.000000	9.571633	-4.28%	151,806	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	14.127045	10.747040	-23.93%	1,311,567	2008
	13.499293	14.127045	4.65%	1,518,650	2007
	12.238931	13.499293	10.30%	1,578,823	2006
	11.729170	12.238931	4.35%	1,638,911	2005
	10.810756	11.729170	8.50%	1,682,836	2004
	9.091432	10.810756	18.91%	1,409,070	2003
	10.000000	9.091432	-9.09%	358,573	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	15.256486	10.367778	-32.04%	694,426	2008
	14.511127	15.256486	5.14%	846,841	2007
	12.790155	14.511127	13.46%	952,077	2006
	12.059615	12.790155	6.06%	973,565	2005
	10.861771	12.059615	11.03%	926,404	2004
	8.658836	10.861771	25.44%	708,807	2003
	10.000000	8.658836	-13.41%	268,546	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	15.943260	9.973460	-37.44%	149,723	2008
	15.191829	15.943260	4.95%	154,507	2007
	13.123442	15.191829	15.76%	171,067	2006
	12.275351	13.123442	6.91%	170,428	2005
	10.868617	12.275351	12.94%	215,489	2004
	8.321058	10.868617	30.62%	179,568	2003
	10.000000	8.321058	-16.79%	15,641	2002*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	15.430272	9.687548	-37.22%	95,246	2008
	14.509470	15.430272	6.35%	106,035	2007
	13.347834	14.509470	8.70%	128,881	2006
	12.042686	13.347834	10.84%	146,433	2005
	10.526149	12.042686	14.41%	140,308	2004
	7.913023	10.526149	33.02%	102,847	2003
	10.000000	7.913023	-20.87%	36,004	2002*

NVIT NVIT Money Market Fund: Class I – Q/NQ	10.900631	11.018815	1.08%	1,234,528	2008
	10.502407	10.900631	3.79%	791,161	2007
	10.143340	10.502407	3.54%	787,034	2006
	9.974241	10.143340	1.70%	653,561	2005
	9.988856	9.974241	-0.15%	510,271	2004
	10.021958	9.988856	-0.33%	511,003	2003
	10.000000	10.021958	0.22%	305,958	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.085420	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	15.726260	8.341015	-46.96%	66,653	2008
	15.460731	15.726260	1.72%	93,841	2007
	12.751487	15.460731	21.25%	73,491	2006
	11.514633	12.751487	10.74%	65,251	2005
	10.000000	11.514633	15.15%	45,012	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.320139	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.308238	-36.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.230272	-37.70%	0	2008*

	10.000000	6.714877	-32.85%	1,408	2008*
NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.608381	6.676786	-47.04%	51,338	2008
	11.625508	12.608381	8.45%	59,527	2007
	11.396465	11.625508	2.01%	63,778	2006
	10.679382	11.396465	6.71%	89,422	2005
	9.527216	10.679382	12.09%	101,912	2004
	7.174725	9.527216	32.79%	93,612	2003
	10.000000	7.174725	-28.25%	42,457	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	13.898601	9.319823	-32.94%	84,957	2008
	15.126092	13.898601	-8.12%	105,079	2007
	13.041148	15.126092	15.99%	113,183	2006
	12.809612	13.041148	1.81%	124,425	2005
	11.053722	12.809612	15.89%	139,425	2004
	7.133182	11.053722	54.96%	132,780	2003
	10.000000	7.133182	-28.67%	26,801	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	17.162738	10.479414	-38.94%	57,187	2008
	17.006039	17.162738	0.92%	80,074	2007
	15.363206	17.006039	10.69%	90,552	2006
	13.847590	15.363206	10.94%	127,921	2005
	11.769600	13.847590	17.66%	128,013	2004
	8.450477	11.769600	39.28%	108,316	2003
	10.000000	8.450477	-15.50%	43,708	2002*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	11.428524	6.609502	-42.17%	2,221	2008
	10.694568	11.428524	6.86%	1,302	2007
	10.000000	10.694568	6.95%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.880242	-1.20%	20,971	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.597553	-44.02%	763	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	13.216241	7.113163	-46.18%	211,951	2008
	11.719464	13.216241	12.77%	240,956	2007
	10.987544	11.719464	6.66%	256,422	2006
	10.578280	10.987544	3.87%	304,525	2005
	10.017023	10.578280	5.60%	286,219	2004
	7.738304	10.017023	29.45%	256,280	2003
	10.000000	7.738304	-22.62%	118,723	2002*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	15.964464	9.432716	-40.91%	131,832	2008
	15.197654	15.964464	5.05%	157,475	2007
	13.069100	15.197654	16.29%	153,119	2006
	11.568978	13.069100	12.97%	138,800	2005
	10.000000	11.568978	15.69%	87,545	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	18.180788	10.745123	-40.90%	67,205	2008
	17.303838	18.180788	5.07%	80,551	2007
	14.884807	17.303838	16.25%	95,002	2006
	13.174791	14.884807	12.98%	115,827	2005
	11.188859	13.174791	17.75%	134,980	2004
	7.907060	11.188859	41.50%	150,411	2003
	10.000000	7.907060	-20.93%	89,492	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	13.602458	8.268993	-39.21%	204,765	2008
	13.186200	13.602458	3.16%	236,619	2007
	11.600312	13.186200	13.67%	262,718	2006
	11.075463	11.600312	4.74%	287,820	2005
	10.244767	11.075463	8.11%	309,928	2004
	8.180309	10.244767	25.24%	254,296	2003
	10.000000	8.180309	-18.20%	108,393	2002*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.777095	6.003779	-38.59%	9,538	2008
	10.010722	9.777095	-2.33%	10,608	2007
	10.000000	10.010722	0.11%	10,625	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	15.346048	12.998483	-15.30%	277,915	2008
	14.143082	15.346048	8.51%	300,101	2007
	13.315193	14.143082	6.22%	288,301	2006
	13.117366	13.315193	1.51%	310,872	2005
	12.213123	13.117366	7.40%	271,634	2004
	10.524358	12.213123	16.05%	242,952	2003
	10.000000	10.524358	5.24%	88,567	2002*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	15.132828	9.188654	-39.28%	6,042	2008
	16.260721	15.132828	-6.94%	7,175	2007
	14.162819	16.260721	14.81%	10,818	2006
	13.587876	14.162819	4.23%	10,261	2005
	12.346322	13.587876	10.06%	8,491	2004
	10.000000	12.346322	23.46%	4,482	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.982504	9.983085	-44.48%	3,838	2008
	16.754107	17.982504	7.33%	2,055	2007
	13.243369	16.754107	26.51%	2,852	2006
	11.916494	13.243369	11.13%	4,358	2005
	10.353931	11.916494	15.09%	5,963	2004
	8.133021	10.353931	27.31%	5,158	2003
	10.000000	8.133021	-18.67%	745	2002*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	12.094666	7.543334	-37.63%	11,364	2008
	11.572461	12.094666	4.51%	13,738	2007
	11.080846	11.572461	4.44%	14,708	2006
	10.584298	11.080846	4.69%	16,170	2005
	10.173795	10.584298	4.03%	18,561	2004
	8.223033	10.173795	23.72%	14,834	2003
	10.000000	8.223033	-17.77%	4,505	2002*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	11.516253	10.214199	-11.31%	64,404	2008
	11.050657	11.516253	4.21%	64,187	2007
	10.772749	11.050657	2.58%	50,678	2006
	10.464138	10.772749	2.95%	61,689	2005
	10.151047	10.464138	3.08%	45,667	2004
	10.000000	10.151047	1.51%	6,129	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	22.316637	13.692491	-38.64%	30,633	2008
	27.236362	22.316637	-18.06%	39,891	2007
	19.973247	27.236362	36.36%	52,342	2006
	17.271148	19.973247	15.65%	45,396	2005
	12.814381	17.271148	34.78%	39,945	2004
	10.000000	12.814381	28.14%	11,188	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	11.672599	5.883153	-49.60%	45,903	2008
	10.103560	11.672599	15.53%	53,039	2007
	9.939319	10.103560	1.65%	54,904	2006
	9.322341	9.939319	6.62%	59,260	2005
	8.814401	9.322341	5.76%	62,580	2004
	7.005060	8.814401	25.83%	62,729	2003
	10.000000	7.005060	-29.95%	28,575	2002*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	13.936612	8.862011	-36.41%	196,312	2008
	14.406434	13.936612	-3.26%	257,596	2007
	12.533288	14.406434	14.95%	275,958	2006
	12.153669	12.533288	3.12%	324,377	2005
	10.449205	12.153669	16.31%	305,277	2004
	8.067168	10.449205	29.53%	245,843	2003
	10.000000	8.067168	-19.33%	131,010	2002*

Maximum Optional Benefits Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund: Series II Shares – Q/NQ	12.624692	5.849577	-53.67%	0	2008
	12.929325	12.624692	-2.36%	0	2007
	11.880263	12.929325	8.83%	0	2006
	11.694222	11.880263	1.59%	0	2005
	10.950322	11.694222	6.79%	0	2004
	10.000000	10.950322	9.50%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund: Series II Shares – Q/NQ	12.742169	7.043186	-44.73%	0	2008
	11.838545	12.742169	7.63%	0	2007
	11.584062	11.838545	2.20%	0	2006
	11.071762	11.584062	4.63%	0	2005
	10.806795	11.071762	2.45%	0	2004
	10.000000	10.806795	8.07%	0	2003*

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund: Series II Shares – Q/NQ	13.662176	6.959002	-49.06%	0	2008
	12.829357	13.662176	6.49%	0	2007
	11.452296	12.829357	12.02%	0	2006
	10.876915	11.452296	5.29%	0	2005
	10.000000	10.876915	8.77%	0	2004*

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund: Series II Shares – Q/NQ	11.046970	7.415898	-32.87%	0	2008
	10.630234	11.046970	3.92%	0	2007
	10.000000	10.630234	6.30%	0	2006*

AIM Variable Insurance Funds – AIM V.I. International Growth Fund: Series II Shares – Q/NQ	20.444929	11.710697	-42.72%	0	2008
	18.544479	20.444929	10.25%	0	2007
	15.048967	18.544479	23.23%	0	2006
	13.268368	15.048967	13.42%	0	2005
	11.131919	13.268368	19.19%	0	2004
	10.000000	11.131919	11.32%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio: Class B – Q/NQ	13.312374	7.606085	-42.86%	0	2008
	13.178920	13.312374	1.01%	0	2007
	11.691028	13.178920	12.73%	0	2006
	11.599467	11.691028	0.79%	0	2005
	10.824109	11.599467	7.16%	0	2004
	10.000000	10.824109	8.24%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein International Value Portfolio: Class B – Q/NQ	19.964211	8.985201	-54.99%	0	2008
	19.629043	19.964211	1.71%	0	2007
	15.075695	19.629043	30.20%	0	2006
	13.426763	15.075695	12.28%	0	2005
	11.157833	13.426763	20.33%	0	2004
	10.000000	11.157833	11.58%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Large Cap Growth Portfolio: Class B – Q/NQ	12.651957	7.335232	-42.02%	0	2008
	11.560050	12.651957	9.45%	0	2007
	12.074325	11.560050	-4.26%	0	2006
	10.910705	12.074325	10.66%	0	2005
	10.451795	10.910705	4.39%	0	2004
	10.000000	10.451795	4.52%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small/Mid Cap Value Portfolio: Class B – Q/NQ	14.380917	8.902023	-38.10%	0	2008
	14.704181	14.380917	-2.20%	0	2007
	13.361952	14.704181	10.05%	0	2006
	13.004167	13.361952	2.75%	0	2005
	11.334631	13.004167	14.73%	0	2004
	10.000000	11.334631	13.35%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares – Q/NQ	13.042395	7.875846	-39.61%	0	2008
	12.895550	13.042395	1.14%	0	2007
	11.616232	12.895550	11.01%	0	2006
	11.543162	11.616232	0.63%	0	2005
	10.856431	11.543162	6.33%	0	2004
	10.000000	10.856431	8.56%	0	2003*

Federated Insurance Series – Federated American Leaders Fund II: Service Shares – Q/NQ	11.560504	7.355226	-36.38%	0	2008
	13.314161	11.560504	-13.17%	0	2007
	11.861646	13.314161	12.25%	0	2006
	11.748529	11.861646	0.96%	0	2005
	11.135499	11.748529	5.51%	0	2004
	10.000000	11.135499	11.35%	0	2003*

Federated Insurance Series – Federated Capital Appreciation Fund II: Service Shares – Q/NQ	12.919224	8.754214	-32.24%	0	2008
	12.231979	12.919224	5.62%	0	2007
	10.963685	12.231979	11.57%	0	2006
	11.188150	10.963685	-2.01%	0	2005
	10.841129	11.188150	3.20%	0	2004
	10.000000	10.841129	8.41%	0	2003*

Federated Insurance Series – Federated High Income Bond Fund II: Service Shares – Q/NQ	11.539995	8.217023	-28.80%	0	2008
	11.609736	11.539995	-0.60%	0	2007
	10.896714	11.609736	6.54%	0	2006
	11.057208	10.896714	-1.45%	0	2005
	10.417563	11.057208	6.14%	0	2004
	10.000000	10.417563	4.18%	0	2003*

Federated Insurance Series – Federated Quality Bond Fund II: Service Shares – Q/NQ	9.742363	8.677788	-10.93%	0	2008
	9.619002	9.742363	1.28%	0	2007
	9.605848	9.619002	0.14%	0	2006
	9.871327	9.605848	-2.69%	0	2005
	9.916089	9.871327	-0.45%	0	2004
	10.000000	9.916089	-0.84%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class – Q/NQ	14.029111	6.909801	-50.75%	0	2008
	12.393132	14.029111	13.20%	0	2007
	11.862312	12.393132	4.47%	0	2006
	11.400675	11.862312	4.05%	0	2005
	10.734692	11.400675	6.20%	0	2004
	10.000000	10.734692	7.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Strategies Portfolio: Service Class 2 – Q/NQ	13.918538	6.851461	-50.77%	0	2008
	12.315826	13.918538	13.01%	0	2007
	11.802639	12.315826	4.35%	0	2006
	11.368377	11.802639	3.82%	0	2005
	10.730138	11.368377	5.95%	0	2004
	10.000000	10.730138	7.30%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class – Q/NQ	12.149387	8.331793	-31.42%	0	2008
	10.932954	12.149387	11.13%	0	2007
	10.580465	10.932954	3.33%	0	2006
	10.565116	10.580465	0.15%	0	2005
	10.407568	10.565116	1.51%	0	2004
	10.000000	10.407568	4.08%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Service Class 2 – Q/NQ	12.076172	8.271579	-31.50%	0	2008
	10.884423	12.076172	10.95%	0	2007
	10.543269	10.884423	3.24%	0	2006
	10.542909	10.543269	0.00%	0	2005
	10.403593	10.542909	1.34%	0	2004
	10.000000	10.403593	4.04%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class – Q/NQ	12.737111	7.868631	-38.22%	0	2008
	11.122792	12.737111	14.51%	0	2007
	10.803126	11.122792	2.96%	0	2006
	10.801662	10.803126	0.01%	0	2005
	10.590889	10.801662	1.99%	0	2004
	10.000000	10.590889	5.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Asset Manager Growth Portfolio: Service Class 2 – Q/NQ	12.643053	7.802728	-38.28%	0	2008
	11.066018	12.643053	14.25%	0	2007
	10.760548	11.066018	2.84%	0	2006
	10.782590	10.760548	-0.20%	0	2005
	10.594480	10.782590	1.78%	0	2004
	10.000000	10.594480	5.94%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class – Q/NQ	12.027941	7.645513	-36.44%	0	2008
	11.465774	12.027941	4.90%	0	2007
	10.658314	11.465774	7.58%	0	2006
	10.473355	10.658314	1.77%	0	2005
	10.310998	10.473355	1.57%	0	2004
	10.000000	10.310998	3.11%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Balanced Portfolio: Service Class 2 – Q/NQ	11.954387	7.584282	-36.56%	0	2008
	11.414421	11.954387	4.73%	0	2007
	10.623960	11.414421	7.44%	0	2006
	10.447814	10.623960	1.69%	0	2005
	10.312826	10.447814	1.31%	0	2004
	10.000000	10.312826	3.13%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class – Q/NQ	16.507836	9.126515	-44.71%	0	2008
	14.583213	16.507836	13.20%	0	2007
	13.562247	14.583213	7.53%	0	2006
	12.044964	13.562247	12.60%	0	2005
	10.838556	12.044964	11.13%	0	2004
	10.000000	10.838556	8.39%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Contrafund® Portfolio: Service Class 2 – Q/NQ	16.394814	9.051880	-44.79%	0	2008
	14.508718	16.394814	13.00%	0	2007
	13.512073	14.508718	7.38%	0	2006
	12.021065	13.512073	12.40%	0	2005
	10.833984	12.021065	10.96%	0	2004
	10.000000	10.833984	8.34%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class – Q/NQ	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.646826	10.378259	-2.42%	0	2004
	10.000000	10.646826	6.47%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Dynamic Capital Appreciation Portfolio: Service Class 2 – Q/NQ	13.608175	7.689512	-43.49%	0	2008
	13.235844	13.608175	2.81%	0	2007
	12.068604	13.235844	9.67%	0	2006
	10.378259	12.068604	16.29%	0	2005
	10.635051	10.378259	-2.41%	0	2004
	10.000000	10.635051	6.35%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class – Q/NQ	13.708714	7.566934	-44.80%	0	2008
	14.032058	13.708714	-2.30%	0	2007
	12.126907	14.032058	15.71%	0	2006
	11.899731	12.126907	1.91%	0	2005
	11.088270	11.899731	7.32%	0	2004
	10.000000	11.088270	10.88%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class 2 – Q/NQ	13.620053	7.503875	-44.91%	0	2008
	13.961286	13.620053	-2.44%	0	2007
	12.080926	13.961286	15.56%	0	2006
	11.875666	12.080926	1.73%	0	2005
	11.080691	11.875666	7.17%	0	2004
	10.000000	11.080691	10.81%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class – Q/NQ	12.979444	7.280707	-43.91%	0	2008
	12.030105	12.979444	7.89%	0	2007
	11.047188	12.030105	8.90%	0	2006
	10.661769	11.047188	3.61%	0	2005
	10.463595	10.661769	1.89%	0	2004
	10.000000	10.463595	4.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth & Income Portfolio: Service Class 2 – Q/NQ	12.906582	7.224530	-44.02%	0	2008
	11.977846	12.906582	7.75%	0	2007
	11.014309	11.977846	8.75%	0	2006
	10.642673	11.014309	3.49%	0	2005
	10.467636	10.642673	1.67%	0	2004
	10.000000	10.467636	4.68%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class – Q/NQ	14.020419	6.069864	-56.71%	0	2008
	11.828763	14.020419	18.53%	0	2007
	11.657763	11.828763	1.47%	0	2006
	11.113158	11.657763	4.90%	0	2005
	10.773532	11.113158	3.15%	0	2004
	10.000000	10.773532	7.74%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Opportunities Portfolio: Service Class 2 – Q/NQ	13.931124	6.020949	-56.78%	0	2008
	11.766507	13.931124	18.40%	0	2007
	11.616557	11.766507	1.29%	0	2006
	11.092742	11.616557	4.72%	0	2005
	10.770736	11.092742	2.99%	0	2004
	10.000000	10.770736	7.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class – Q/NQ	13.741682	6.985466	-49.17%	0	2008
	11.243665	13.741682	22.22%	0	2007
	10.932510	11.243665	2.85%	0	2006
	10.736295	10.932510	1.83%	0	2005
	10.790871	10.736295	-0.51%	0	2004
	10.000000	10.790871	7.91%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2 – Q/NQ	13.650912	6.929557	-49.24%	0	2008
	11.187983	13.650912	22.01%	0	2007
	10.894659	11.187983	2.69%	0	2006
	10.716426	10.894659	1.66%	0	2005
	10.785656	10.716426	-0.64%	0	2004
	10.000000	10.785656	7.86%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class – Q/NQ	11.519957	8.317293	-27.80%	0	2008
	11.649255	11.519957	-1.11%	0	2007
	10.873746	11.649255	7.13%	0	2006
	11.006788	10.873746	-1.21%	0	2005
	10.435622	11.006788	5.47%	0	2004
	10.000000	10.435622	4.36%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2 – Q/NQ	11.445644	8.255103	-27.88%	0	2008
	11.587049	11.445644	-1.22%	0	2007
	10.830606	11.587049	6.98%	0	2006
	10.985726	10.830606	-1.41%	0	2005
	10.423673	10.985726	5.39%	0	2004
	10.000000	10.423673	4.24%	0	2003*

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class 2R – Q/NQ	9.652020	6.957560	-27.92%	0	2008

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.652020	6.957560	-27.92%	0	2008
	10.000000	9.652020	-3.48%	0	2007*

Fidelity Variable Insurance Products Fund – VIP Index 500 Portfolio: Initial Class – Q/NQ	13.245070	8.039352	-39.30%	0	2008
	13.040296	13.245070	1.57%	0	2007
	11.693529	13.040296	11.52%	0	2006
	11.576701	11.693529	1.01%	0	2005
	10.862126	11.576701	6.58%	0	2004
	10.000000	10.862126	8.62%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class – Q/NQ	9.997554	9.319620	-6.78%	0	2008
	9.945967	9.997554	0.52%	0	2007
	9.891493	9.945967	0.55%	0	2006
	10.045000	9.891493	-1.53%	0	2005
	9.980825	10.045000	0.64%	0	2004
	10.000000	9.980825	-0.19%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class – Q/NQ	18.748402	10.926322	-41.72%	0	2008
	16.852576	18.748402	11.25%	0	2007
	15.533502	16.852576	8.49%	0	2006
	13.637347	15.533502	13.90%	0	2005
	11.343571	13.637347	20.22%	0	2004
	10.000000	11.343571	13.44%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class 2 – Q/NQ	18.625034	10.836808	-41.82%	0	2008
	16.763250	18.625034	11.11%	0	2007
	15.476922	16.763250	8.31%	0	2006
	13.609354	15.476922	13.72%	0	2005
	11.330820	13.609354	20.11%	0	2004
	10.000000	11.330820	13.31%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Initial Class – Q/NQ	9.845680	9.773597	-0.73%	0	2008
	9.717356	9.845680	1.32%	0	2007
	9.614238	9.717356	1.07%	0	2006
	9.682745	9.614238	-0.71%	0	2005
	9.929738	9.682745	-2.49%	0	2004
	10.000000	9.929738	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class – Q/NQ	18.173405	9.828352	-45.92%	0	2008
	16.095976	18.173405	12.91%	0	2007
	14.162258	16.095976	13.65%	0	2006
	12.353316	14.162258	14.64%	0	2005
	11.297361	12.353316	9.35%	0	2004
	10.000000	11.297361	12.97%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2 – Q/NQ	18.057752	9.749319	-46.01%	0	2008
	16.014554	18.057752	12.76%	0	2007
	14.111477	16.014554	13.49%	0	2006
	12.328631	14.111477	14.46%	0	2005
	11.292118	12.328631	9.18%	0	2004
	10.000000	11.292118	12.92%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – Q/NQ	15.910769	8.592368	-46.00%	0	2008
	14.109642	15.910769	12.77%	0	2007
	12.428673	14.109642	13.52%	0	2006
	10.862176	12.428673	14.42%	0	2005
	10.000000	10.862176	8.62%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R – Q/NQ	16.003687	8.652945	-45.93%	0	2008
	14.172049	16.003687	12.92%	0	2007
	12.469163	14.172049	13.66%	0	2006
	10.880788	12.469163	14.60%	0	2005
	10.000000	10.880788	8.81%	0	2004*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class – Q/NQ	12.898358	6.644191	-48.49%	0	2008
	13.128072	12.898358	-1.75%	0	2007
	11.892776	13.128072	10.39%	0	2006
	11.634249	11.892776	2.22%	0	2005
	10.871191	11.634249	7.02%	0	2004
	10.000000	10.871191	8.71%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Portfolio: Service Class 2 – Q/NQ	12.810108	6.589879	-48.56%	0	2008
	13.055218	12.810108	-1.88%	0	2007
	11.842080	13.055218	10.24%	0	2006
	11.611567	11.842080	1.99%	0	2005
	10.864086	11.611567	6.88%	0	2004
	10.000000	10.864086	8.64%	0	2003*

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class 2 – Q/NQ	13.519044	6.344457	-53.07%	0	2008
	13.309829	13.519044	1.57%	0	2007
	11.906543	13.309829	11.79%	0	2006
	12.063467	11.906543	-1.30%	0	2005
	10.998282	12.063467	9.69%	0	2004
	10.000000	10.998282	9.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 – Q/NQ	10.000000	6.492788	-35.07%	0	2008*

Janus Aspen Series – INTECH Risk-Managed Core Portfolio: Service Shares – Q/NQ	14.402638	8.846980	-38.57%	0	2008
	14.087352	14.402638	2.24%	0	2007
	13.198144	14.087352	6.74%	0	2006
	12.348989	13.198144	6.88%	0	2005
	10.911049	12.348989	13.18%	0	2004
	10.000000	10.911049	9.11%	0	2003*

MFS® Variable Insurance Trust – MFS Investors Growth Stock Series: Service Class – Q/NQ	12.150657	7.377233	-39.29%	0	2008
	11.360935	12.150657	6.95%	0	2007
	10.987583	11.360935	3.40%	0	2006
	10.940178	10.987583	0.43%	0	2005
	10.418475	10.940178	5.01%	0	2004
	10.000000	10.418475	4.18%	0	2003*

MFS® Variable Insurance Trust – MFS Mid Cap Growth Series: Service Class – Q/NQ	12.189483	5.684407	-53.37%	0	2008
	11.554956	12.189483	5.49%	0	2007
	11.722382	11.554956	-1.43%	0	2006
	11.827195	11.722382	-0.89%	0	2005
	10.732106	11.827195	10.20%	0	2004
	10.000000	10.732106	7.32%	0	2003*

MFS® Variable Insurance Trust – MFS New Discovery Series: Service Class – Q/NQ	11.699860	6.817158	-41.73%	0	2008
	11.878313	11.699860	-1.50%	0	2007
	10.915743	11.878313	8.82%	0	2006
	10.785320	10.915743	1.21%	0	2005
	10.539514	10.785320	2.33%	0	2004
	10.000000	10.539514	5.40%	0	2003*

MFS® Variable Insurance Trust – MFS Value Series: Service Class – Q/NQ	15.112360	9.792453	-35.20%	0	2008
	14.580740	15.112360	3.65%	0	2007
	12.556542	14.580740	16.12%	0	2006
	12.239260	12.556542	2.59%	0	2005
	11.062664	12.239260	10.64%	0	2004
	10.000000	11.062664	10.63%	0	2003*

Neuberger Berman Advisers Management Trust – AMT Regency Portfolio: S Class – Q/NQ	9.945479	5.178991	-47.93%	0	2008
	10.018579	9.945479	-0.73%	0	2007
	10.000000	10.018579	0.19%	0	2006*

Neuberger Berman Advisers Management Trust – AMT Socially Responsive Portfolio: I Class – Q/NQ	12.989598	7.578283	-41.66%	0	2008
	12.530396	12.989598	3.66%	0	2007
	11.436549	12.530396	9.56%	0	2006
	11.106843	11.436549	2.97%	0	2005
	10.000000	11.106843	11.07%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II – Q/NQ	10.531297	7.125206	-32.34%	0	2008
	10.299898	10.531297	2.25%	0	2007
	10.000000	10.299898	3.00%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II – Q/NQ	10.200400	8.857785	-13.16%	0	2008
	10.282293	10.200400	-0.80%	0	2007
	10.000000	10.282293	2.82%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II– Q/NQ	11.653767	6.889572	-40.88%	0	2008
	10.578078	11.653767	10.17%	0	2007
	10.000000	10.578078	5.78%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II – Q/NQ	10.899890	5.858157	-46.25%	0	2008
	10.111944	10.899890	7.79%	0	2007
	10.000000	10.111944	1.12%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.649399	5.757792	-40.33%	0	2008
	10.000000	9.649399	-3.51%	0	2007*

NVIT Gartmore NVIT Emerging Markets Fund: Class II – Q/NQ	32.218891	13.058005	-59.47%	0	2008
	23.035152	32.218891	39.87%	0	2007
	17.536604	23.035152	31.35%	0	2006
	13.752227	17.536604	27.52%	0	2005
	11.851031	13.752227	16.04%	0	2004
	10.000000	11.851031	18.51%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI – Q/NQ	27.233590	11.054930	-59.41%	0	2008
	19.436247	27.233590	40.12%	0	2007
	14.770648	19.436247	31.59%	0	2006
	11.569404	14.770648	27.67%	0	2005
	10.000000	11.569404	15.69%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.372593	-46.27%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.027453	-49.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.024629	-39.75%	0	2008*

NVIT NVIT Cardinal(sm) Aggressive Fund: Class II - Q/NQ	10.000000	6.255468	-37.45%	0	2008*

NVIT NVIT Cardinal(sm) Balanced Fund: Class II - Q/NQ	10.000000	7.793070	-22.07%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.082322	-29.18%	0	2008*

NVIT NVIT Cardinal(sm) Conservative Fund: Class II - Q/NQ	10.000000	8.925172	-10.75%	0	2008*

NVIT NVIT Cardinal(sm) Moderate Fund: Class II - Q/NQ	10.000000	7.434475	-25.66%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.725016	-32.75%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.167047	-18.33%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.680228	-3.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.685970	-3.14%	0	2008*

NVIT NVIT Government Bond Fund: Class I – Q/NQ	10.024790	10.404626	3.79%	0	2008
	9.711379	10.024790	3.23%	0	2007
	9.752379	9.711379	-0.42%	0	2006
	9.800927	9.752379	-0.50%	0	2005
	9.850846	9.800927	-0.51%	0	2004
	10.000000	9.850846	-1.49%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II – Q/NQ	10.579344	9.579200	-9.45%	0	2008
	10.421519	10.579344	1.51%	0	2007
	10.187233	10.421519	2.30%	0	2006
	10.233646	10.187233	-0.45%	0	2005
	10.149122	10.233646	0.83%	0	2004
	10.000000	10.149122	1.49%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – Q/NQ	11.469988	9.388537	-18.15%	0	2008
	11.247819	11.469988	1.98%	0	2007
	10.765898	11.247819	4.48%	0	2006
	10.692871	10.765898	0.68%	0	2005
	10.356463	10.692871	3.25%	0	2004
	10.000000	10.356463	3.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II – Q/NQ	12.371392	9.154540	-26.00%	0	2008
	12.154730	12.371392	1.78%	0	2007
	11.327793	12.154730	7.30%	0	2006
	11.159272	11.327793	1.51%	0	2005
	10.573615	11.159272	5.54%	0	2004
	10.000000	10.573615	5.74%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – Q/NQ	13.611740	8.997415	-33.90%	0	2008
	13.311537	13.611740	2.26%	0	2007
	12.060634	13.311537	10.37%	0	2006
	11.689439	12.060634	3.18%	0	2005
	10.823276	11.689439	8.00%	0	2004
	10.000000	10.823276	8.23%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II – Q/NQ	14.425009	8.777105	-39.15%	0	2008
	14.132458	14.425009	2.07%	0	2007
	12.549384	14.132458	12.61%	0	2006
	12.066271	12.549384	4.00%	0	2005
	10.982748	12.066271	9.87%	0	2004
	10.000000	10.982748	9.83%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class II – Q/NQ	14.371780	8.776321	-38.93%	0	2008
	13.894938	14.371780	3.43%	0	2007
	13.139756	13.894938	5.75%	0	2006
	12.186003	13.139756	7.83%	0	2005
	10.949835	12.186003	11.29%	0	2004
	10.000000	10.949835	9.50%	0	2003*

NVIT NVIT Money Market Fund: Class I – Q/NQ	9.692055	9.530074	-1.67%	0	2008
	9.601113	9.692055	0.95%	0	2007
	9.531989	9.601113	0.73%	0	2006
	9.635011	9.531989	-1.07%	0	2005
	9.919528	9.635011	-2.87%	0	2004
	10.000000	9.919528	-0.80%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.973924	-40.26%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class VI – Q/NQ	14.213079	7.332312	-48.41%	0	2008
	14.366981	14.213079	-1.07%	0	2007
	12.180398	14.366981	17.95%	0	2006
	11.306214	12.180398	7.73%	0	2005
	10.000000	11.306214	13.06%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.204293	-37.96%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.192565	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.116036	-38.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.591839	-34.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II – Q/NQ	12.546713	6.462387	-48.49%	0	2008
	11.894616	12.546713	5.48%	0	2007
	11.986312	11.894616	-0.77%	0	2006
	11.545736	11.986312	3.82%	0	2005
	10.588669	11.545736	9.04%	0	2004
	10.000000	10.588669	5.89%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II – Q/NQ	12.912454	8.421901	-34.78%	0	2008
	14.449154	12.912454	-10.64%	0	2007
	12.805624	14.449154	12.83%	0	2006
	12.929622	12.805624	-0.96%	0	2005
	11.469816	12.929622	12.73%	0	2004
	10.000000	11.469816	14.70%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II – Q/NQ	14.363254	8.530334	-40.61%	0	2008
	14.633296	14.363254	-1.85%	0	2007
	13.589145	14.633296	7.68%	0	2006
	12.590579	13.589145	7.93%	0	2005
	11.000924	12.590579	14.45%	0	2004
	10.000000	11.000924	10.01%	0	2003*

NVIT NVIT Nationwide® Fund: Class II – Q/NQ	10.913529	6.139095	-43.75%	0	2008
	10.500398	10.913529	3.93%	0	2007
	10.000000	10.500398	5.00%	0	2006*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.699875	-3.00%	0	2008*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.494413	-45.06%	0	2008*

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA: Service Shares – Q/NQ	12.789553	6.695218	-47.65%	0	2008
	11.660644	12.789553	9.68%	0	2007
	11.237948	11.660644	3.76%	0	2006
	11.121612	11.237948	1.05%	0	2005
	10.826593	11.121612	2.72%	0	2004
	10.000000	10.826593	8.27%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – Q/NQ	14.428504	8.292202	-42.53%	0	2008
	14.122532	14.428504	2.17%	0	2007
	12.483858	14.122532	13.13%	0	2006
	11.359547	12.483858	9.90%	0	2005
	10.000000	11.359547	13.60%	0	2004*

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Service Shares – Q/NQ	16.550152	9.514080	-42.51%	0	2008
	16.195735	16.550152	2.19%	0	2007
	14.320836	16.195735	13.09%	0	2006
	13.029617	14.320836	9.91%	0	2005
	11.375481	13.029617	14.54%	0	2004
	10.000000	11.375481	13.75%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA: Service Shares – Q/NQ	12.855694	7.601438	-40.87%	0	2008
	12.813455	12.855694	0.33%	0	2007
	11.587314	12.813455	10.58%	0	2006
	11.372080	11.587314	1.89%	0	2005
	10.813798	11.372080	5.16%	0	2004
	10.000000	10.813798	8.14%	0	2003*

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA: Service Shares – Q/NQ	9.336317	5.576358	-40.27%	0	2008
	9.828875	9.336317	-5.01%	0	2007
	10.000000	9.828875	-1.71%	0	2006*

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA: Service Shares – Q/NQ	11.575303	9.537177	-17.61%	0	2008
	10.968411	11.575303	5.53%	0	2007
	10.614905	10.968411	3.33%	0	2006
	10.749440	10.614905	-1.25%	0	2005
	10.288844	10.749440	4.48%	0	2004
	10.000000	10.288844	2.89%	0	2003*

Putnam Variable Trust – Putnam VT Growth and Income Fund: Class IB – Q/NQ	12.077982	7.133274	-40.94%	0	2008
	13.344084	12.077982	-9.49%	0	2007
	11.947150	13.344084	11.69%	0	2006
	11.782359	11.947150	1.40%	0	2005
	11.005673	11.782359	7.06%	0	2004
	10.000000	11.005673	10.06%	0	2003*

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB – Q/NQ	17.397758	9.394428	-46.00%	0	2008
	16.666060	17.397758	4.39%	0	2007
	13.541716	16.666060	23.07%	0	2006
	12.525374	13.541716	8.11%	0	2005
	11.187749	12.525374	11.96%	0	2004
	10.000000	11.187749	11.88%	0	2003*

Putnam Variable Trust – Putnam VT Voyager Fund: Class IB – Q/NQ	11.192653	6.790000	-39.34%	0	2008
	11.011179	11.192653	1.65%	0	2007
	10.838103	11.011179	1.60%	0	2006
	10.641619	10.838103	1.85%	0	2005
	10.515496	10.641619	1.20%	0	2004
	10.000000	10.515498	5.15%	0	2003*

The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio: Class II – Q/NQ	10.152051	8.758719	-13.72%	0	2008
	10.016048	10.152051	1.36%	0	2007
	10.037002	10.016048	-0.21%	0	2006
	10.021906	10.037002	0.15%	0	2005
	9.994478	10.021906	0.27%	0	2004
	10.000000	9.994478	-0.06%	0	2003*

The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio: Class II – Q/NQ	16.557999	9.880818	-40.33%	0	2008
	20.778128	16.557999	-20.31%	0	2007
	15.662453	20.778128	32.66%	0	2006
	13.921792	15.662453	12.50%	0	2005
	10.618554	13.921792	31.11%	0	2004
	10.000000	10.618554	6.19%	0	2003*

Van Kampen Life Investment Trust – Capital Growth Portfolio: Class II – Q/NQ	12.585032	6.169487	-50.98%	0	2008
	11.200210	12.585032	12.36%	0	2007
	11.326123	11.200210	-1.11%	0	2006
	10.919778	11.326123	3.72%	0	2005
	10.614066	10.919778	2.88%	0	2004
	10.000000	10.614066	6.14%	0	2003*

Van Kampen Life Investment Trust – Comstock Portfolio: Class II Shares – Q/NQ	12.993046	8.036144	-38.15%	0	2008
	13.809573	12.993046	-5.91%	0	2007
	12.349679	13.809573	11.82%	0	2006
	12.310194	12.349679	0.32%	0	2005
	10.880171	12.310194	13.14%	0	2004
	10.000000	10.880171	8.80%	0	2003*

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's Roth IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	made for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, or (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Hawaii - Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Maryland – The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

Guaranteed Term Options are not available.  See “Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

Massachusetts – Subsequent payments, if any, after the initial purchase payment must be made within three years of the initial Purchase payment.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the “Additional Withdrawal Without Charge and Disability Waiver” is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Hardship Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The 10 Year and Disability Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

Minnesota - The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

New Jersey - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector Option” for more information.

Guaranteed Term Options are not available.  See “Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Death Benefit Options” for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

The waiver of CDSC attributable to disability under the “Additional Withdrawal Without Charge and Disability Waiver” is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Hardship Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector Option” earlier in the prospectus for more information.

Oregon - The 10 Year and Disability Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in the prospectus for more information.

Subsequent payments are not allowable under the contract.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

The Hardship Waiver of CDSC is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Reduced Purchase Payment Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Reduced Purchase Payment Option” earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See “Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

Vermont - Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Washington - The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection” Beneficiary Protector Option” for more information.

Guaranteed Term Options are not available.  See “Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” for more information.

Subsequent payments, if any, after the initial purchase payment may only be made until the annuitant is 63 years of age.  After age 63, subsequent Purchase Payments will not be accepted.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Beneficiary must notify Nationwide of an election to receive the death benefit within 1 year of the annuitant’s death. See “Death Benefits” earlier in this prospectus for more information.